STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2014
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

7. STOCKHOLDERS' EQUITY

        The Parent received 100,000,000 shares of Fantex's platform common stock in exchange for services provided for the benefit of Fantex of $10,000.

        On April 28, 2014, the Company completed the initial public offering of 421,100 shares of Fantex Series Vernon Davis, raising gross proceeds of $4,211,450.